Stock Options (Details 3) (USD $)	12 Months Ended									0 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 2003 Plan	Dec. 31, 2011 2003 Plan	Dec. 31, 2010 2003 Plan	Dec. 31, 2010 Maximum	Dec. 31, 2012 Stock options	Dec. 31, 2011 Stock options	May 01, 2012 Stock options 2003 Plan	Dec. 31, 2011 Stock options 2003 Plan	Dec. 31, 2012 Stock options 2003 Plan
Stock options activity
Outstanding at the beginning of the period (in shares)								1,728,500	1,497,400
Granted (in shares)								50,000	767,000	50,000	767,000
Expired (in shares)									(30,000)
Exercised (in shares)	(317,600)	(468,000)	(220,700)					(317,600)	(468,000)
Forfeited (in shares)								(12,700)	(37,900)
Outstanding at the end of the period (in shares)								1,448,200	1,728,500
Exercisable at the end of the period (in shares)								707,900
Weighted Average Exercise Price
Outstanding at the beginning of the period (in dollars per share)								$ 1.90	$ 1.63
Granted (in dollars per share)								$ 2.05	$ 2.37	$ 2.05	$ 2.37
Expired (in dollars per share)									$ 3.23
Exercised (in dollars per share)	$ 1.60	$ 1.60					$ 2.69	$ 1.60	$ 1.60
Forfeited (in dollars per share)								$ 1.60	$ 1.60
Outstanding at the end of the period (in dollars per share)								$ 2.02	$ 1.90
Exercisable at the end of the period (in dollars per share)								$ 1.60
Aggregate Intrinsic Value
Outstanding at the end of the period								$ 1,617,138
Exercisable at the end of the period								983,553
Unrecognized compensation cost related to non-vested stock options granted												791,633
Period of recognition of unrecognized compensation expense												27 months
Aggregate intrinsic value of stock options exercised under the Plan				126,549	995,444	604,222
Information pertaining to stock options
Stock-based compensation expense included in selling, general and administrative expenses	347,226	206,301	459,901
Estimated fair value of stock options vested	$ 631,395	$ 416,325